Revenues	12 Months Ended
Dec. 31, 2025
Revenues [Abstract]
REVENUES

16. REVENUES

	For the Year Ended December 31,
	2023	2024	2025
	RMB	RMB	RMB	USD
Vocational education services	179,031	50,029	45,108	6,451
Employee management services	1,033,837	1,382,580	1,719,620	245,902
HR recruitment services	75,479	24,237	17,694	2,530
Market Services	129,700	128,794	71,880	10,279
Revenues	1,418,047	1,585,640	1,854,302	265,162
Less: revenues from the discontinued operations	(52,182)	-	-	-
Revenues from the continuing operations	1,365,865	1,585,640	1,854,302	265,162

Under the requirements of ASC 606-10-50-8, the changes in contract liabilities are presented as follows:

	As of December 31,
	RMB	USD

As of January 1, 2023	2,698	386
Addition	1,402,448	200,547
Recognized as revenue from continuing operations	(1,365,865)	(195,316)
As of December 31, 2023	39,281	5,617
Addition	1,566,350	223,985
Recognized as revenue	(1,585,640)	(226,744)
As of December 31, 2024	19,991	2,858
Addition	1,868,951	267,257
Recognized as revenue	(1,854,302)	(265,162)
As of December 31, 2025	34,640	4,953